SHARE-BASED COMPENSATION (Share Awards in Connection with Business Acquisitions) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended										12 Months Ended
	Dec. 31, 2015	May 31, 2014	Jan. 31, 2014	Nov. 29, 2013	Oct. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	May 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	May 15, 2014	Sep. 13, 2013	Jul. 15, 2013	Mar. 21, 2013	May 11, 2012
NationSky [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired																		55.00%
Equity interest held by non-controlling shareholders																45.00%
Percentage of equity interests disposed											100.00%
Fanyue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired																	51.00%
Equity interest held by non-controlling shareholders															49.00%
Yinlong [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest held by non-controlling shareholders		45.00%
Trustek [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired			100.00%
Yipai [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired		70.00%												70.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted											14,844,394	13,964,640
Share-based compensation expense											$ 12,188	$ 15,683	$ 80,041
Unrecognized compensation expense											$ 349
Unrecognized compensation expense, weighted average period for recognition (in years)												1 year 7 months 6 days
Forfeited (in shares)											(1,497,680)	29,532,000
Share Awards in Connection with Business Acquisitions [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense											$ 1,286	$ 10,685	$ 70,710
Unrecognized compensation expense											$ 80
Unrecognized compensation expense, weighted average period for recognition (in years)											9 months 18 days
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										2,875,000
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										1,725,000
Forfeited (in shares)	1,725,000
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting										25.00%
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							3,705,882			1,150,000
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									18,519,971				3,169,734
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									12,346,647
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									6,173,324
Percentage of vesting									25.00%
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								2,020,365
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						2,296,930		1,212,220
Maximum number of variable shares granted						15,365,703
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								808,145
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Best Partner [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						4,100,228
Maximum number of variable shares granted						6,833,713
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Best Partner [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						1,537,586
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Ruifeng [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					969,977
Maximum number of variable shares granted					2,781,696
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Ruifeng [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					387,991
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Yinlong [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		428,570		2,888,000
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Trustek [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			948,510
Maximum number of variable shares granted			3,252,030
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Trustek [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			4,200,540
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Yipai [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,614,290
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Yipai [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,614,290